Income Taxes - Schedule of Statutory Israeli Corporate Tax Rate (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Statutory Israeli Corporate Tax Rate [Abstract]
Statutory Israeli corporate tax rate	23.00%	23.00%	23.00%
Effect of full valuation allowance on NOL carryforwards	(23.00%)	(23.00%)
Other permanent differences (immaterial)
Effective tax rate	0.00%	0.00%